General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and Administrative Expenses [Line Items]
General and Administrative Expense	$ 3,078	$ 3,246	$ 2,478
General and Administrative Expense [Member]
General and Administrative Expenses [Line Items]
Stock-based compensation	871	858	601
Professional fees	683	741	625
Salaries and benefits	849	747	588
Traveling and conference costs	106	65	30
Rent and office-maintenance fees	303	359	284
Investor relations and business Development expenses	248	457	337
Other	18	19	13
General and Administrative Expense	$ 3,078	$ 3,246	$ 2,478